PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment
	December 31,
	2013	2014

Cost:
Leasehold improvements	$4,230	$7,046
Computers, peripheral equipment and electronic equipment	2,245	3,951
Office furniture and equipment	482	1,460

	6,957	12,457

Less accumulated depreciation	2,726	5,252

Depreciated cost	$4,231	$7,205